Schedule of disaggregation of group's revenue (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue Recognized From Security Related Engineering Services By Revenue Type	$ 111,862,812	$ 106,954,121
Revenue Recognized From Security Guarding And Screening Services By Revenue Type	80,523,771	75,210,418
Total Revenue By Type	192,386,583	182,164,539
Revenue Recognized From Security Related Engineering Services By Revenue Timing	111,862,812	106,954,121
Revenue Recognized From Security Guarding And Screening Services By Revenue Timing	80,523,771	75,210,418
Total Revenue By Timing	192,386,583	182,164,539
Security Systems And Products And Installation [Member]
Revenue Recognized From Security Related Engineering Services By Revenue Type	84,949,175	81,374,932
Security Systems Maintenance Services [Member]
Revenue Recognized From Security Related Engineering Services By Revenue Type	22,954,659	19,889,187
Equipment Leasing [Member]
Revenue Recognized From Security Related Engineering Services By Revenue Type	3,958,978	5,690,002
Security Guarding Services [Member]
Revenue Recognized From Security Guarding And Screening Services By Revenue Type	65,813,677	61,753,479
Screening Services [Member]
Revenue Recognized From Security Guarding And Screening Services By Revenue Type	10,981,055	9,756,409
Related Vocational Training Services [Member]
Revenue Recognized From Security Guarding And Screening Services By Revenue Type	3,729,039	3,700,530
Goods And Services Transferred At A Point In Time [Member]
Revenue Recognized From Security Related Engineering Services By Revenue Timing	84,949,175	81,374,932
Revenue Recognized From Security Guarding And Screening Services By Revenue Timing
Services Rendered Over Time [Member]
Revenue Recognized From Security Related Engineering Services By Revenue Timing	26,913,637	25,579,189
Revenue Recognized From Security Guarding And Screening Services By Revenue Timing	$ 80,523,771	$ 75,210,418